Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 133,810,000	$ 7,020,000	$ 23,259,000
Prepaid expenses and other current assets	2,606,000	381,000	2,272,000
Deferred IPO costs	0	604,000	0
Research and development incentive receivable	0	922,000	400,000
Research and development incentive receivable		922,000	0
Total current assets	136,416,000	8,927,000	25,531,000
Operating lease right-of-use assets	976,000	1,205,000	735,000
Property and equipment, net	739,000	708,000	645,000
Research and development incentive receivable		0	370,000
Restricted cash	115,000	115,000	131,000
TOTAL ASSETS	138,246,000	10,955,000	27,412,000
CURRENT LIABILITIES:
Accounts payable	1,716,000	2,088,000	501,000
Current portion of operating lease liabilities	412,000	376,000	166,000
Deferred revenue		0	10,000,000
Accrued expenses and other current liabilities	4,697,000	2,022,000	802,000
Total current liabilities	6,825,000	4,486,000	11,469,000
Operating lease liabilities, net of current portion	586,000	899,000	622,000
Preferred stock tranche liability	0	4,956,000	2,392,000
Other liabilities	77,000	119,000	171,000
Total liabilities	7,488,000	10,460,000	14,654,000
COMMITMENTS AND CONTINGENCIES (Note 13)
Convertible preferred stock, carrying amount		19,941,000	19,941,000
STOCKHOLDERS’ DEFICIT:
Common stock, par value of $0.0001 per share; 27,000,000 shares authorized as of December 31, 2018 and 2019; 2,243,648 and 2,429,705 shares issued and outstanding as of December 31, 2018 and 2019, respectively; 8,985,012 shares issued and outstanding, pro forma as of December 31, 2019 (unaudited)	2,000	1,000	1,000
Additional paid-in capital	185,091,000	203,000	130,000
Accumulated deficit	(54,335,000)	(19,650,000)	(7,314,000)
Total stockholders’ deficit	130,758,000	(19,446,000)	(7,183,000)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT	$ 138,246,000	$ 10,955,000	$ 27,412,000
Shares authorized (in shares)		17,289,895	17,289,895
PREFERRED STOCK ISSUED (in shares)		6,555,307	6,555,307
PREFERRED STOCK OUTSTANDING (in shares)		6,555,307	6,555,307
Common stock, shares issued (in shares)	20,185,730	2,429,705	2,243,648
Common stock, shares outstanding (in shares)	20,185,730	2,429,705	2,243,648
Pro Forma
CURRENT ASSETS:
Cash and cash equivalents		$ 7,020,000
Prepaid expenses and other current assets		381,000
Deferred IPO costs		604,000
Research and development incentive receivable		922,000
Total current assets		8,927,000
Operating lease right-of-use assets		1,205,000
Property and equipment, net		708,000
Research and development incentive receivable		0
Restricted cash		115,000
TOTAL ASSETS		10,955,000
CURRENT LIABILITIES:
Accounts payable		2,088,000
Current portion of operating lease liabilities		376,000
Deferred revenue		0
Accrued expenses and other current liabilities		2,022,000
Total current liabilities		4,486,000
Operating lease liabilities, net of current portion		899,000
Preferred stock tranche liability		0
Other liabilities		119,000
Total liabilities		5,504,000
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS’ DEFICIT:
Common stock, par value of $0.0001 per share; 27,000,000 shares authorized as of December 31, 2018 and 2019; 2,243,648 and 2,429,705 shares issued and outstanding as of December 31, 2018 and 2019, respectively; 8,985,012 shares issued and outstanding, pro forma as of December 31, 2019 (unaudited)		2,000
Additional paid-in capital		25,099,000
Accumulated deficit		(19,650,000)
Total stockholders’ deficit		5,451,000
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT		$ 10,955,000
Common stock, shares issued (in shares)		8,985,012
Common stock, shares outstanding (in shares)		8,985,012
Series A Preferred Stock
CURRENT LIABILITIES:
Convertible preferred stock, carrying amount	$ 0	$ 9,891,000	$ 9,891,000
STOCKHOLDERS’ DEFICIT:
Shares authorized (in shares)	0	10,000,000	10,000,000
PREFERRED STOCK ISSUED (in shares)	0	4,607,652	4,607,652
PREFERRED STOCK OUTSTANDING (in shares)	0	4,607,652	4,607,652
Series A Preferred Stock | Pro Forma
CURRENT LIABILITIES:
Convertible preferred stock, carrying amount		$ 0
STOCKHOLDERS’ DEFICIT:
Shares authorized (in shares)		0
PREFERRED STOCK ISSUED (in shares)		0
PREFERRED STOCK OUTSTANDING (in shares)		0
Series A-1 Preferred Stock
CURRENT LIABILITIES:
Convertible preferred stock, carrying amount	$ 0	$ 944,000	$ 944,000
STOCKHOLDERS’ DEFICIT:
Shares authorized (in shares)	0	800,000	800,000
PREFERRED STOCK ISSUED (in shares)	0	368,612	368,612
PREFERRED STOCK OUTSTANDING (in shares)	0	368,612	368,612
Series A-1 Preferred Stock | Pro Forma
CURRENT LIABILITIES:
Convertible preferred stock, carrying amount		$ 0
STOCKHOLDERS’ DEFICIT:
Shares authorized (in shares)		0
PREFERRED STOCK ISSUED (in shares)		0
PREFERRED STOCK OUTSTANDING (in shares)			0
Series B-1 Preferred Stock
CURRENT LIABILITIES:
Preferred stock tranche liability			$ 2,349
Convertible preferred stock, carrying amount	$ 0	$ 9,106,000	$ 9,106,000
STOCKHOLDERS’ DEFICIT:
Shares authorized (in shares)	0	3,427,004	3,427,004
PREFERRED STOCK ISSUED (in shares)	0	1,579,043	1,579,043
PREFERRED STOCK OUTSTANDING (in shares)	0	1,579,043	1,579,043
Series B-1 Preferred Stock | Pro Forma
CURRENT LIABILITIES:
Convertible preferred stock, carrying amount		$ 0
STOCKHOLDERS’ DEFICIT:
Shares authorized (in shares)		0
PREFERRED STOCK ISSUED (in shares)		0
PREFERRED STOCK OUTSTANDING (in shares)		0